Income Tax (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Provision

The provisions for income tax for the years ended December 31, 2013, 2012 and 2011 consist of the following:

	For the Years Ended December 31,
	2013	2012	2011
	(in thousands)
Federal:
Current	$(263)	$26,889	$3,396
Deferred	(1,389)	422	6,226
State:
Current	4	—	—
Deferred	(845)	—	—

	(2,230)	27,311	9,622
Change in valuation allowance	2,230	(422)	(6,226)

Income tax provision	$(263)	$26,889	$3,396

Schedule of Tax Rate Reconciled with Actual Tax Expense (Benefit)

The expected tax expense (benefit) based on the statutory rate is reconciled with actual tax expense (benefit) as follows:

	For the Years Ended December 31,
	2013	2012	2011
U.S. Federal statutory rate	34.0%	35.0%	35.0%
Permanent differences:
Benefit of NOL carryback	(5.0)%	0.0%	0.0%
Other	2.8%	0.0%	0.0%
Change in valuation allowance	(27.7)%	(0.5)%	(22.6)%

Income tax provision	4.2%	34.5%	12.4%

Components of Net Deferred Tax Asset (Liability)

The approximate tax effects of temporary differences, which give rise to the deferred tax assets and liabilities, are as follows:

	As of December 31,
	2013	2012
Deferred tax assets:
Net operating losses	$2,037	$—
Stock-based compensation	307	—
Intangible assets	4,874	4,988

Total deferred tax assets	7,218	4,988
Valuation allowance	(7,218)	(4,988)

Deferred tax asset, net of valuation allowance	—	—
Deferred tax liabilities
Acquired intangible assets	(39)	—

Net deferred tax liability	$(39)	$—